Equity Transactions (Details 2)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
StockOptionOneMember
Expected life of options (In years)	5 years
Expected volatility	69.77%
Risk free interest rate	2.60%
Dividend Yield	0.00%
Stock Option [Member]
Expected life of options (In years)		5 years
Expected volatility		103.13%
Risk free interest rate		2.28%
Dividend Yield		0.00%